SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 6) (USD $)					3 Months Ended									12 Months Ended			12 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Sep. 30, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2011 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Parent company	Dec. 31, 2011 Senior secured term loan facility maturing in 2014 Parent company	Dec. 31, 2012 Senior secured term loan facility maturing in 2017	Dec. 31, 2012 Senior secured term loan facility maturing in 2017 Parent company	Dec. 31, 2012 7.00% senior notes maturing in 2020	Dec. 31, 2012 7.00% senior notes maturing in 2020 Parent company	Dec. 31, 2012 8.00% senior notes maturing in 2020	Aug. 31, 2012 8.00% senior notes maturing in 2020	Feb. 29, 2012 8.00% senior notes maturing in 2020	Dec. 31, 2012 8.00% senior notes maturing in 2020 Parent company	Sep. 30, 2012 10.75% senior notes maturing in 2015	Mar. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015 Parent company	Dec. 31, 2012 7.10% notes maturing in 2018	Dec. 31, 2011 7.10% notes maturing in 2018	Dec. 31, 2012 7.10% notes maturing in 2018 Parent company	Dec. 31, 2011 7.10% notes maturing in 2018 Parent company	Dec. 31, 2012 7.45% notes maturing in 2027	Dec. 31, 2011 7.45% notes maturing in 2027	Dec. 31, 2012 7.45% notes maturing in 2027 Parent company	Dec. 31, 2011 7.45% notes maturing in 2027 Parent company	Dec. 31, 2012 7.25% notes maturing in 2038	Dec. 31, 2011 7.25% notes maturing in 2038	Dec. 31, 2012 7.25% notes maturing in 2038 Parent company	Dec. 31, 2011 7.25% notes maturing in 2038 Parent company	Dec. 31, 2012 Notes payable to subsidiaries Parent company	Dec. 31, 2011 Notes payable to subsidiaries Parent company
Long-term debt
Long-term Debt.						$ 1,219,145,000	$ 2,530,750,000	$ 1,219,145,000	$ 2,530,750,000	$ 1,000,741,000	$ 1,000,741,000	$ 750,000,000	$ 750,000,000	$ 602,750,000			$ 602,750,000				$ 996,000,000	$ 996,000,000	$ 69,400,000	$ 67,474,000	$ 69,400,000	$ 67,474,000	$ 155,894,000	$ 153,225,000	$ 155,894,000	$ 153,225,000	$ 62,250,000	$ 61,441,000	$ 62,250,000	$ 61,441,000	$ 71,679,000	$ 81,928,000
Less current portion	(52,214,000)	(51,838,000)	(93,989,000)	(108,428,000)
Total long-term debt	3,909,039,000	3,824,032,000	3,837,872,000	3,782,391,000
Interest rate (as a percent)												7.00%	7.00%	8.00%	7.00%	8.00%	8.00%			10.75%		10.75%	7.10%		7.10%	7.10%	7.45%		7.45%	7.45%	7.25%		7.25%	7.25%
Unamortized portion of premium received														3,000,000			3,000,000
Repayment of principal amount					276,000,000									100,000,000			100,000,000	396,000,000	600,000,000
Future scheduled long-term debt payments
December 31, 2013	52,200,000		94,000,000
December 31, 2014	1,250,000,000		1,217,000,000
December 31, 2015	26,900,000		10,100,000
December 31, 2016	22,600,000		10,100,000
December 31, 2017	$ 968,800,000		$ 960,500,000